SCHEDULE OF BUSINESS ACQUISITION ASSETS ACQUIRED, AND LIABILITIES ASSUMED (Details) - Taoping New Media Co Ltd [Member]	Jun. 09, 2021 USD ($)
Business Acquisition [Line Items]
Cash	$ 7,644
Accounts receivable, net	1,252,601
Advances to suppliers	75,971
Other receivables and other current assets, net	2,345,332
Long-term investments	1,386,191
Property and equipment	1,550,113
Right of use assets	74,812
Accounts payable	(339,198)
Advances from customers	(10,943)
Accrued payroll and benefits	(32,840)
Amount due to related parties	(619,571)
Other payables and accrued expenses	(87,373)
Lease liabilities	(153,938)
Total net assets acquired	5,448,801
Bargain purchase gain	(12,345)
Total purchase price	$ 5,436,456